UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-3481

GENERAL MUNICIPAL MONEY MARKET FUNDS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	5/31/06

FORM N-CSR
Item 1.	Reports to Stockholders.

General Municipal
Money Market Fund

SEMIANNUAL REPORT May 31, 2006

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
31	Statement of Assets and Liabilities
32	Statement of Operations
33	Statement of Changes in Net Assets
34	Financial Highlights
37	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

General Municipal
Money Market Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for General Municipal Money Market Fund, covering the six-month period from December 1, 2005, through May 31, 2006.

Since June 2004, the Federal Reserve Board (the “Fed”) has attempted to manage U.S. economic growth and forestall potential inflation by gradually raising short-term interest rates. In our view, the Fed’s shift from a stimulative monetary policy to a neutral one has so far been successful: the economy has grown at a moderate pace, the unemployment rate has dropped, corporate profits have risen, and inflation has generally remained in check despite recent cost pressures stemming from higher energy and import prices.

As we near the second half of the year, the financial markets appear more likely to be influenced not by what the Fed already has accomplished, but by investors’ expectations of what is to come, including the Fed’s decision to increase rates further, maintain them at current levels or reduce them to stimulate future growth.We believe that this decision will depend largely on the outlook for core inflation in 2007.The Fed probably can stand pat as long as it expects inflation to remain subdued. But if inflationary pressures continue to build, the Fed may choose to tighten monetary policy further.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio manager.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Colleen Meehan, Senior Portfolio Manager

How did General Municipal Money Market Fund perform during the period?

For the six-month period ended May 31, 2006, the fund produced annualized yields of 2.67% for Class A shares, 2.27% for Class B shares and 2.27% for E*TRADE Class shares.Taking into account the effects of compounding, the fund’s Class A, Class B and E*TRADE Class shares produced annualized effective yields of 2.71%, 2.30% and 2.30%, respectively.1

Tax-exempt money market yields continued to rise in a growing U.S. economy as the Federal Reserve Board (the “Fed”) increased short-term interest rates four times during the reporting period.

What is the fund’s investment approach?

The fund seeks to maximize current income exempt from federal personal income tax, to the extent consistent with the preservation of capital and the maintenance of liquidity.

In pursuing this objective, we employ two primary strategies. First, we normally attempt to add value by investing substantially all of the fund’s net assets in high-quality, municipal money market instruments from issuers throughout the United States and its territories that provide income exempt from federal income tax. Second, we actively manage the fund’s average maturity based on our anticipation of supply-and-demand changes in the short-term municipal marketplace and interest-rate cycles while anticipating liquidity needs.

For example, if we expect an increase in short-term supply, we may decrease the average maturity of the fund, which could enable us to take advantage of opportunities when short-term supply increases. Generally, yields tend to rise when there is an increase in new-issue supply competing for investor interest. New securities are generally issued with maturities in the one-year range, which in turn may

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

lengthen the fund’s average maturity if purchased. If we anticipate limited new-issue supply, we may then look to extend the fund’s average maturity to maintain then-current yields for as long as we believe practical. At other times, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

What other factors influenced the fund’s performance?

Although inflationary pressures in the U.S. economy appeared to remain benign at the end of 2005, the first five months of 2006 saw inflation-related concerns intensify when first quarter GDP posted a strong 5.3% annualized growth rate, prices of industrial commodities rose and energy prices surged to record highs. In its ongoing effort to forestall an acceleration of inflation, the Fed continued to raise short-term interest rates at each of four meetings of its Federal Open Market Committee, driving the overnight federal funds rate to 5% by the reporting period’s end.

Yields of tax-exempt securities rose along with the federal funds rate, reaching their highest levels since May 2001. However, early in the reporting period, yields of shorter-dated money market instruments tended to rise more sharply than longer-dated securities, substantially reducing the difference in the yields provided by tax-exempt securities with maturities between six months and three years.

With less need among municipalities for short-term borrowing to cover budget shortfalls in the recovering economy, the volume of newly issued money market securities fell compared to the same period one year earlier. This decrease in the supply of tax-exempt money market instruments was met by robust investor demand, putting downward pressure on yields. In fact, because of narrow yield differences in the six-month to three-year range, many investors who typically focus on municipal notes and bonds turned to shorter-term tax-exempt money market instruments. The rise in yields piqued investor interest and, by the end of the reporting period, assets in tax-exempt money market funds industry-wide had risen to record levels.

4

Many money market fund managers responded to these fundamental and technical forces by reducing their funds’ weighted average maturities, which, on average, reached the lowest levels in history. We focused on municipal securities with maturities between one and six months in order to avoid low yields from variable-rate demand notes, on which yields are reset daily or weekly, while keeping funds available for higher-yielding instruments as they became available. We found what we believed to be relatively attractive income opportunities from tax-exempt commercial paper, municipal notes and seasoned bonds with fairly short maturities.We attempted to “ladder” the fund’s holdings within the one-to six-month maturity range to protect its yield while ensuring that cash would be available for redemptions and new investments.

What is the fund’s current strategy?

Although at least one more rate hike appears likely before the Fed pauses to assess the impact of its monetary policy on the economy and inflation, we believe that short-term interest rates are unlikely to rise substantially above current levels. In addition, we expect issuance volume to increase during the summer when a number of states and municipalities traditionally come to market. Therefore, as soon as we become convinced that interest rates have peaked, we are prepared to extend the fund’s weighted average maturity in an attempt to lock in high current yields.

June 15, 2006
An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.Yields provided for the fund’s Class B and E*TRADE Class shares reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to a voluntary undertaking that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s Class B shares would have produced an annualized yield of 2.21%
and an annualized effective yield of 2.23%, and the fund’s E*TRADE Class shares would have produced an annualized yield of 2.22% and an annualized effective yield of 2.24%.

The Fund 5

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General Municipal Money Market Fund from December 1, 2005 to May 31, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2006
	Class A	Class B	E*TRADE Class

Expenses paid per $1,000 †	$ 2.91	$ 5.01	$ 5.01
Ending value (after expenses)	$1,013.40	$1,011.40	$1,011.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended May 31, 2006

	Class A	Class B	E*TRADE Class

Expenses paid per $1,000 †	$ 2.92	$ 5.04	$ 5.04
Ending value (after expenses)	$1,022.04	$1,019.95	$1,019.95

† Expenses are equal to the fund’s annualized expense ratio of .58% for Class A shares, 1.00% for Class B shares and 1.00% for E*TRADE Class shares; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS May 31, 2006 (Unaudited)
Short-Term	Coupon	Maturity	Principal
Investments—99.3%	Rate (%)	Date	Amount ($)	Value ($)

Alabama—.9%
Birmingham Industrial Development
Board, SWDR (American Cast
Iron Co. Project) (LOC;
Southtrust Bank)	3.58	6/7/06	3,825,000 [a]	3,825,000
Health Care Authority for Baptist
Health, Revenue (UAB Health
System) (LOC; Amsouth Bank)	3.25	6/7/06	4,700,000 [a]	4,700,000
The Industrial Development Board
of the City of Fultondale, IDR
(Melsur Corp. Project) (LOC;
Amsouth Bank)	3.62	6/7/06	3,390,000 [a]	3,390,000
Troy Health Care Authority,
Sarha Lease Revenue (Southeast
Alabama Rural Health) (LOC;
Regions Bank)	3.54	6/7/06	2,570,000 [a]	2,570,000
Arizona—1.8%
Maricopa County Industrial
Development Authority, MFHR,
Refunding (San Clemente
Apartments Project) (Insured;
FNMA and Liquidity Facility;
FNMA)	3.53	6/7/06	8,200,000 [a]	8,200,000
Roaring Fork Municipal Products
LLC (Pima County Industrial
Development Authority) (GIC;
Trinity Funding Corporation
and Liquidity Facility; The
Bank of New York)	3.62	6/7/06	10,000,000 [a,b]	10,000,000
Roaring Fork Municipal Products
LLC, Revenue (GIC; Trinity
Funding Corporation and
Liquidity Facility; The Bank
of New York)	3.67	6/7/06	10,625,000 [a,b]	10,625,000
Arkansas—.4%
Arkansas Development Finance
Authority, MFHR (Chapelridge
of Cabot Housing Project)
(LOC; Regions Bank)	3.55	6/7/06	6,675,000 [a]	6,675,000

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California—3.0%
Access to Loans for Learning
Student Loan Corporation,
Student Loan Revenue (LOC;
State Street Bank and Trust Co.)	3.50	6/7/06	10,200,000 [a]	10,200,000
California,
RAN	4.50	6/30/06	10,000,000	10,011,688
California Pollution Control
Financing Authority, SWDR
(Norcal Waste System Inc.
Project) (LOC; Comerica Bank)	3.32	6/7/06	8,250,000 [a]	8,250,000
FHLMC Multifamily Certificates,
Revenue (Insured; FHLMC and
Liquidity Facility; FHLMC)	3.57	6/7/06	18,217,362 [a,b]	18,217,362
Colorado—2.6%
City and County of Denver,
Airport Revenue (Insured; FSA
and Liquidity Facility;
Merrill Lynch)	3.55	6/7/06	1,340,000 [a,b]	1,340,000
City and County of Denver,
MFHR (Liquidity Facility;
Merrill Lynch)	3.60	6/7/06	5,915,000 [a,b]	5,915,000
Colorado Educational and Cultural
Facilities Authority, Revenue
(Vail Mountain School Project)
(LOC; Key Bank)	3.55	6/7/06	5,000,000 [a]	5,000,000
Lafayette Exempla Improvement
District, Special Assessment
Revenue, Refunding (LOC; U.S.
Bank NA)	3.48	6/7/06	3,125,000 [a]	3,125,000
Lakewood Housing Authority,
MFHR (Ridgemoor Apartments
Project) (Insured; FNMA)	3.53	6/7/06	7,750,000 [a]	7,750,000
Lower Colorado River Authority,
CP (Liquidity Facility;
JPMorgan Chase Bank)	3.44	7/13/06	8,500,000	8,500,000
Southern Ute Indian Tribe of the
Southern Ute Indian
Reservation, Revenue	3.54	6/7/06	10,000,000 [a]	10,000,000

8

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

District of Columbia—3.9%
Bank of New York Municipal
Certificates Trust (GIC;
Trinity Plus Funding Co. and
Liquidity Facility; The Bank
of New York)	3.59	6/7/06	24,219,500 [a,b]	24,219,500
Bank of New York Municipal
Certificates Trust, Revenue
(GIC; Trinity Plus Funding Co.
and Liquidity Facility; The
Bank of New York)	3.59	6/7/06	20,000,000 [a,b]	20,000,000
District of Columbia Housing
Finance Agency, MFHR
(Liquidity Facility; Goldman
Sachs and LOC; IXIS Corporate
and Investment Bank)	3.60	6/7/06	2,125,000 [a,b]	2,125,000
District of Columbia Water and
Sewer Authority, Public
Utility Revenue (Merlots
Program) (Insured; FSA and
LOC; Wachovia Bank)	3.49	6/7/06	5,380,000 [a,b]	5,380,000
Metropolitan Washington Airports
Authority, CP (LOC; Bank of
America)	3.65	9/14/06	9,500,000	9,500,000
Florida—3.1%
Bay County Housing Finance
Authority, SFMR (Merlots
Program) (Liquidity Facility;
Wachovia Bank and LOC: FNMA
and GNMA)	3.54	6/7/06	2,970,000 [a,b]	2,970,000
Beacon Tradeport Community
Development District, Special
Assessment Revenue (Insured;
Radian Bank and Liquidity
Facility; Merrill Lynch)	3.52	6/7/06	8,250,000 [a,b]	8,250,000
Dade County Industrial Development
Authority, IDR (Spectrum
Programs Inc. Project) (LOC;
Bank of America)	3.52	6/7/06	395,000 [a]	395,000

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Florida (continued)
Florida Higher Educational
Facilities Financing
Authority, Revenue (Saint
Thomas University Project)
(LOC; SunTrust Bank)	3.59	6/1/06	8,495,000 [a]	8,495,000
Greater Orlando Aviation
Authority, Airport Facilities
Revenue (Insured; FSA and
Liquidity Facility; SunTrust Bank)	3.25	6/7/06	8,000,000 [a]	8,000,000
Gulf Breeze Healthcare Facilities,
Revenue (Heritage Healthcare
Project) (Liquidity Facility;
AIG SunAmerica Assurance)	3.69	6/7/06	3,470,000 [a]	3,470,000
Hillsborough County Housing
Finance Authority, MFHR
(Claymore Crossings Apartment)
(LOC; Citibank NA)	3.26	6/7/06	1,000,000 [a]	1,000,000
Jacksonville Economic Development
Commission, Special Facility
Airport Revenue (Holland Sheltair
Group) (LOC; Bank of America)	3.52	6/7/06	1,000,000 [a]	1,000,000
Miami-Dade County Industrial
Development Authority, IDR
(Tarmac America Project) (LOC;
Bank of America)	3.52	6/7/06	3,200,000 [a]	3,200,000
Sarasota County Health Facilities
Authority, Health Care
Facilities Revenue (Bay
Village of Sarasota, Inc.
Project) (LOC; Bank of America)	3.52	6/7/06	1,200,000 [a]	1,200,000
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility; DEPFA
Bank PLC)	3.65	7/11/06	11,000,000	11,000,000
Georgia—6.8%
Atlanta,
Airport General Revenue,
Refunding (Hartsfield
International Airport)
(Insured; MBIA and Liquidity
Facility; Bayerische Landesbank)	3.47	6/7/06	23,000,000 [a]	23,000,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Georgia (continued)
Atlanta Urban Residential Finance
Authority, MFHR (Liquidity
Facility; Merrill Lynch
Capital Services and LOC; IXIS
Corporate and Investment Bank)	3.60	6/7/06	15,995,000 [a,b]	15,995,000
Atlanta Urban Residential Finance
Authority, MFHR (Lindbergh
City Center Apartment) (LOC;
Regions Bank)	3.54	6/7/06	5,000,000 [a]	5,000,000
Burke County Development
Authority, PCR, CP (Insured;
AMBAC and Liquidity Facility;
Rabobank Nederland)	3.50	6/16/06	15,425,000	15,425,000
Canton Housing Authority,
MFHR (Alberta Ridgewalk
Apartments Project) (LOC;
Amsouth Bank)	3.55	6/7/06	7,500,000 [a]	7,500,000
Columbia County Development
Authority, Private Schools
Revenue (Augusta Preparatory
Project) (LOC; Wachovia Bank)	3.53	6/7/06	3,300,000 [a]	3,300,000
Municipal Electric Authority of
Georgia, CP (LOC: Bayerische
Landesbank, Wachovia Bank and
Westdeutsche Landesbank)	3.45	6/12/06	3,000,000	3,000,000
Roswell Housing Authority,
MFHR (Park Ridge Apartments
Project) (Insured; FNMA)	3.54	6/7/06	8,200,000 [a]	8,200,000
Savannah Economic Development
Authority, Industrial Revenue
(Home Depot Project) (LOC;
SunTrust Bank)	3.51	6/7/06	5,000,000 [a]	5,000,000
Savannah Housing Authority,
MFHR (Bradley Pointe
Apartments Project) (LOC; Key
Bank)	3.53	6/7/06	3,500,000 [a]	3,500,000
Willacoochee Development
Authority, PCR (Langboard Inc.
Project) (LOC; SunTrust Bank)	3.52	6/7/06	17,000,000 [a]	17,000,000

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Hawaii—1.6%
Hawaii Department of Budget
and Finance, Special Purpose
Revenue (Hawaii Electric
Light Company, Inc.
Projects) (Insured; XLCA and
Liquidity Facility; Merrill Lynch)	3.54	6/7/06	2,500,000 [a,b]	2,500,000
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawaii Pacific Health
Obligated Group) (Insured;
Radian Bank and Liquidity
Facility; Bank of Nova Scotia)	3.30	6/7/06	14,500,000 [a]	14,500,000
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawaii Pacific Health
Obligated Group) (Liquidity
Facility; Goldman Sachs and
Company and LOC; Goldman Sachs
Group)	3.53	6/7/06	8,000,000 [a,b]	8,000,000
Idaho—.6%
Idaho Housing and Finance
Association, SFMR (Liquidity
Facility; Lloyds TSB Bank PLC)	3.33	6/7/06	10,000,000 [a]	10,000,000
Illinois—4.4%
Chicago Board of Education,
GO (Insured; CIFG and
Liquidity Facility; Dexia
Credit Locale)	3.48	6/7/06	15,000,000 [a]	15,000,000
Chicago O’Hare International
Airport, Special Facility
Revenue (O’Hare Technical
Center II Project) (LOC;
ABN-AMRO)	3.54	6/7/06	8,000,000 [a]	8,000,000
Cook County,
GO Notes (Merlots Program)
(Insured; AMBAC and Liquidity
Facility; Wachovia Bank)	3.51	6/7/06	3,570,000 [a,b]	3,570,000
Elgin,
College and University Revenue
(Judson College Project) (LOC;
Bank One)	3.70	6/7/06	600,000 [a]	600,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Illinois (continued)
Illinois Development Finance
Authority, IDR (Durex
Industries Project) (LOC;
ABN-AMRO)	3.54	6/7/06	4,100,000 [a]	4,100,000
Illinois Development Finance
Authority, IDR (Wisconsin Tool
Project) (LOC; Bank One)	3.58	6/7/06	3,990,000 [a]	3,990,000
Illinois Development Finance
Authority, SWDR (Waste
Management Inc. Project) (LOC;
Wachovia Bank)	3.52	6/7/06	7,000,000 [a]	7,000,000
Illinois Educational Facilities
Authority, College and
University Revenue (Aurora
University) (LOC; Fifth Third Bank)	3.30	6/7/06	4,000,000 [a]	4,000,000
Roaring Fork Municipal Products
LLC, Revenue (Insured; FSA and
Liquidity Facility; The Bank
of New York)	3.62	6/7/06	10,320,000 [a,b]	10,320,000
Roaring Fork Municipal Products
LLC, Revenue (Liquidity
Facility; The Bank of New York)	3.55	6/7/06	12,300,000 [a,b]	12,300,000
Indiana—.8%
Indiana Finance Authority,
Revenue (Lutheran Child) (LOC;
National City Bank)	3.53	6/7/06	5,500,000 [a]	5,500,000
Indiana Housing Finance Authority,
SFMR (Merlots Program)
(Insured: FNMA and GNMA and
Liquidity Facility; Wachovia Bank)	3.54	6/7/06	1,065,000 [a,b]	1,065,000
Indianapolis Local Public
Improvement Bond Bank, Notes	4.50	7/6/06	5,825,000	5,831,863
Iowa—1.8%
Iowa Finance Authority,
SFMR (Liquidity Facility;
Wells Fargo Bank)	3.50	6/7/06	9,670,000 [a]	9,670,000
Iowa Finance Authority,
Wellness Facility Revenue
(Community YMCA Marshalltown
Project) (LOC; Bank of America)	3.52	6/7/06	11,395,000 [a]	11,395,000

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Iowa (continued)
Louisa County,
PCR, Refunding (Midwest Power
Systems Inc. Project)	3.35	6/7/06	7,000,000 [a]	7,000,000
Kansas—1.8%
Kansas Development Finance
Authority, MFHR (Delaware
Highlands) (LOC; FHLB)	3.57	6/7/06	2,500,000 [a]	2,500,000
Kansas Development Finance
Authority, MFHR, Refunding
(Chesapeake Apartments
Project) (LOC; FHLB)	3.46	6/7/06	5,000,000 [a]	5,000,000
Mission,
MFHR, Refunding (The Falls
Apartments Project) (Insured;
FNMA)	3.61	6/7/06	6,000,000 [a]	6,000,000
Olathe,
Health Facilities Revenue
(Olathe Medical Center)
(Insured; AMBAC and Liquidity
Facility; Bank of America)	3.58	6/1/06	15,650,000 [a]	15,650,000
Kentucky—3.5%
Fort Mitchell, Kentucky League of
Cities Funding Trust, LR
(Trust Lease Program) (LOC;
U.S. Bank NA)	3.49	6/7/06	8,700,000 [a]	8,700,000
Kenton County Airport Board,
Special Facilities Revenue
(Airis Cincinnati LLC) (LOC;
Deutsche Postbank)	3.55	6/7/06	34,200,000 [a]	34,200,000
Kentucky Economic Development
Finance Authority, Health
Facilities Revenue (Kentucky
Easter Seal Society Project)
(LOC; Bank One)	3.56	6/7/06	2,200,000 [a]	2,200,000
Kentucky Economic Development
Finance Authority, Industrial
Building Revenue (Republic
Services Inc. Project) (LOC;
Bank One)	3.59	6/7/06	6,100,000 [a]	6,100,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Kentucky (continued)
Kentucky Rural Water Finance
Corporation, Public Projects
Construction Notes	3.44	10/1/06	3,000,000	3,000,000
Lexington-Fayette Urban County
Government, IDR (YMCA Central
Kentucky Inc. Project) (LOC;
Bank One)	3.30	6/7/06	1,700,000 [a]	1,700,000
Louisiana—2.6%
Jefferson Parish Home Mortgage
Authority, SFMR (Insured: FNMA
and GNMA and Liquidity
Facility; Lehman Liquidity LLC)	3.36	6/7/06	2,920,000 [a,b]	2,920,000
Jefferson Parish Home Mortgage
Authority, SFMR (Insured: FNMA
and GNMA and Liquidity
Facility; Lehman Liquidity LLC)	3.36	6/7/06	3,550,000 [a,b]	3,550,000
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, College and
University Revenue (Northwestern
State University Student
Housing) (LOC; Regions Bank)	3.55	6/7/06	2,750,000 [a]	2,750,000
Louisiana Public Facilities
Authority, College and
University Revenue (Tiger
Athletic Foundation Project)
(LOC; Hibernia Bank)	3.47	6/7/06	6,075,000 [a]	6,075,000
Louisiana Public Facilities
Authority, College and
University Revenue (Tiger
Athletic Foundation Project)
(LOC; Hibernia Bank)	3.48	6/7/06	14,735,000 [a]	14,735,000
Louisiana Public Facilities
Authority, Revenue (Blood
Center Properties Inc.
Project) (LOC; Bank One)	3.70	6/7/06	1,700,000 [a]	1,700,000
New Orleans,
Sewerage Service, BAN	2.99	7/26/06	9,000,000	9,000,000

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Maine—.3%
Maine Housing Authority,
General Housing Revenue (GIC;
Rabobank International and
Liquidity Facility; Landesbank
Hessen-Thuringen Girozentrale)	3.55	6/7/06	5,510,000 [a,b]	5,510,000
Maryland—1.0%
Frederick County,
Revenue (Homewood Inc.
Facility) (LOC; M&T Bank)	3.57	6/7/06	9,400,000 [a]	9,400,000
Maryland Economic Development
Corporation, Revenue (CWI
Limited Partnership Facility)
(LOC; M&T Bank)	3.72	6/7/06	3,400,000 [a]	3,400,000
Maryland Industrial Development
Financing Authority, Revenue
(Mercy High School Facility)
(LOC; M&T Bank)	3.57	6/7/06	3,665,000 [a]	3,665,000
Massachusetts—2.5%
Concord,
GO Notes, BAN	3.97	9/28/06	10,000,000	10,023,600
Massachusetts Development Finance
Agency, College and University
Revenue (Wentworth Institute
of Technology) (Insured;
Radian Bank and Liquidity
Facility; Bank of America)	3.55	6/7/06	11,300,000 [a]	11,300,000
Massachusetts Development Finance
Agency, Revenue (Edgewood
Retirement) (LOC; Bank of
America)	3.30	6/7/06	5,700,000 [a]	5,700,000
Massachusetts Health and
Educational Facilities
Authority, Revenue, CP
(Harvard University)	3.60	6/12/06	10,000,000	10,000,000
Pembroke,
GO Notes, BAN	3.96	8/3/06	3,000,000	3,003,562
Michigan—3.0%
Garden City Hospital Finance
Authority, HR (Garden City
Hospital Obligation) (LOC;
National City Bank)	3.48	6/7/06	400,000 [a]	400,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Michigan (continued)
Jackson County Economic
Development Corporation,
College and University Revenue
(Spring Arbor College Project)
(LOC; Comerica Bank)	3.54	6/7/06	400,000 [a]	400,000
Michigan,
COP (New Center Development
Inc.) (Insured; MBIA)	5.14	9/1/06	4,645,000	4,668,386
Michigan,
GO Notes	4.44	9/29/06	10,000,000	10,041,008
Michigan Hospital Finance
Authority, Revenues
(Healthcare Equipment Loan
Program) (LOC; ABN-AMRO)	3.26	6/7/06	4,000,000 [a]	4,000,000
Michigan Housing Development
Authority, LOR (Laurel Valley)
(LOC; Bank One)	3.55	6/7/06	1,100,000 [a]	1,100,000
Michigan Municipal Bond Authority,
Revenue (LOC; JPMorgan Chase
Bank)	3.98	8/18/06	23,700,000	23,742,474
Michigan Strategic Fund,
LOR (D&R Paint Co. Project)
(LOC; Fifth Third Bank)	3.56	6/7/06	2,765,000 [a]	2,765,000
Michigan Strategic Fund,
LOR (Hope Network Project)
(LOC; National City Bank)	3.63	6/7/06	505,000 [a]	505,000
Minnesota—.7%
Roaring Fork Municipal Products
LLC, Revenue (Liquidity
Facility; The Bank of New York)	3.62	6/7/06	7,965,000 [a,b]	7,965,000
Saint Paul Housing and
Redevelopment Authority, MFHR
(Hampden Square Apartments)
(LOC; FNMA)	3.66	6/7/06	2,840,000 [a]	2,840,000
Mississippi—1.6%
Medical Center Educational
Building Corporation, Revenue
(Pediatric and Research
Facilities Project) (Insured;
AMBAC and Liquidity Facility;
Bank One)	3.47	6/7/06	6,700,000 [a]	6,700,000

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Mississippi (continued)
Mississippi Business Finance
Corporation, IDR (Bruce
Furniture Industries Project)
(LOC; Wachovia Bank)	3.58	6/7/06	3,500,000 [a]	3,500,000
Mississippi Development Bank,
Special Obligation Revenue
(MSLoan Program-DeSoto County
Convention Center Project)
(Insured; AMBAC and Liquidity
Facility; Dexia Credit Locale)	3.50	6/7/06	14,660,000 [a]	14,660,000
Missouri—.2%
Kansas City Industrial Development
Authority, Revenue
(Alphapointe Association for
the Blind) (LOC; U.S. Bank NA)	3.60	6/7/06	3,805,000 [a]	3,805,000
Montana—.2%
Montana Facility Finance
Authority, Revenue (Mission
Ridge Project) (LOC; ABN-AMRO)	3.49	6/7/06	2,400,000 [a]	2,400,000
Nevada—2.1%
Clark County,
IDR (Southwest Gas Corp.
Project) (LOC; Bank of America)	3.30	6/7/06	6,000,000 [a]	6,000,000
Nevada Housing Division,
Multiple-Unit Housing Revenue
(Silverado Ranch) (Insured;
FNMA)	3.50	6/7/06	6,710,000 [a]	6,710,000
Nevada System of Higher Education,
University Revenue (Putters
Program) (Insured; AMBAC and
Liquidity Facility; PB Finance
Inc.)	3.54	6/7/06	8,140,000 [a,b]	8,140,000
Washoe County,
Gas Facilities Revenue
(Insured; MBIA and Liquidity
Facility; Lehman Liquidity LLC)	3.36	6/7/06	11,975,000 [a,b]	11,975,000
New Hampshire—.4%
New Hampshire Business Finance
Authority, Revenue (Valley
Regional Hospital) (LOC; The
Bank of New York)	3.50	6/7/06	6,600,000 [a]	6,600,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New Hampshire (continued)
New Hampshire Housing Finance
Authority, SFHR (Merlots
Program) (Liquidity Facility;
Wachovia Bank)	3.56	6/7/06	470,000 [a,b]	470,000
New Mexico—.6%
New Mexico Housing Authority,
Region III, MFHR (Cottonwood
Apartments Project)	3.50	9/29/06	9,000,000	9,000,000
New York—.5%
New York State Urban Development
Corporation, Correctional and
Youth Facilities Service
Revenue (Liquidity Facility;
Merrill Lynch)	3.52	6/7/06	7,375,000 [a,b]	7,375,000
North Carolina—1.4%
Cleveland County Industrial
Facilities and Pollution
Control Financing Authority,
Industrial Revenue
(Curtiss-Wright Flight System)
(LOC; Bank of America)	3.52	6/7/06	8,400,000 [a]	8,400,000
North Carolina State Education
Assistance Authority, Student
Loan Revenue (Insured; AMBAC
and Liquidity Facility; Branch
Banking and Trust Co.)	3.52	6/7/06	10,000,000 [a]	10,000,000
Robeson County Industrial
Facilities and Pollution
Control Financing Authority,
Industrial Revenue (CB System
LLC Project) (LOC; Wachovia
Bank)	3.58	6/7/06	4,000,000 [a]	4,000,000
Ohio—2.2%
Athens County Port Authority,
Housing Revenue (Housing for
Ohio Inc. Project) (LOC;
Wachovia Bank)	3.52	6/7/06	2,000,000 [a]	2,000,000
Cleveland-Cuyahoga County Port
Authority, Educational
Facility Revenue (Laurel
School Project) (LOC; Key Bank)	3.54	6/7/06	3,585,000 [a]	3,585,000

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Ohio (continued)
Cuyahoga Community College
District, Revenue (Insured;
AMBAC and Liquidity Facility;
Key Bank)	3.49	6/7/06	4,800,000 [a]	4,800,000
Grove City,
Multi-Family Housing and
Mortgage Revenue (Regency Arms
Apartments) (LOC; FNMA)	3.52	6/7/06	2,470,000 [a]	2,470,000
Hamilton County,
EDR (Taft Museum Project)
(LOC; Fifth Third Bank)	3.49	6/7/06	5,235,000 [a]	5,235,000
Hamilton County,
Hospital Facilities Revenue
(Insured; FSA and Liquidity
Facility; Svenska
Handelsbanken)	3.56	6/7/06	10,000,000 [a,b]	10,000,000
Lima,
HR (Lima Memorial Hospital
Project) (LOC; Bank One)	3.56	6/7/06	2,330,000 [a]	2,330,000
Ohio Higher Educational Facility
Commission, LR (Higher
Educational Facility Pooled
Program) (LOC; Fifth Third
Bank)	3.56	6/7/06	2,000,000 [a]	2,000,000
Ohio Higher Educational Facility
Commission, LR (Higher
Educational Facility Pooled
Program) (LOC; Fifth Third
Bank)	3.56	6/7/06	500,000 [a]	500,000
Stark County Port Authority,
Revenue (Community Action
Agency Project) (LOC; Bank One)	3.70	6/7/06	1,130,000 [a]	1,130,000
Oklahoma—1.5%
Muskogee Medical Center Authority,
Revenue (LOC; Bank of America)	3.52	6/7/06	4,850,000 [a]	4,850,000
Oklahoma Student Loan Authority,
Student Loan Revenue (Student
Loan Bonds and Notes)
(Insured; MBIA and Liquidity
Facility; DEPFA Bank PLC)	3.25	6/7/06	10,000,000 [a]	10,000,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Oklahoma (continued)
Payne County Economic Development
Authority, Student Housing
Revenue (Osuf Phase 3 Student
Project) (Insured; AMBAC and
Liquidity Facility; Dexia
Credit Locale)	3.49	6/7/06	8,500,000 [a]	8,500,000
Oregon—2.0%
Oregon,
Homeowner Revenue (GIC;
Trinity Fund Corporation and
Liquidity Facility; Lloyds TSB
Bank PLC)	3.52	6/7/06	9,930,000 [a,b]	9,930,000
Portland,
EDR (Broadway Project)
(Insured; AMBAC and Liquidity
Facility; Key Bank)	3.49	6/7/06	4,800,000 [a]	4,800,000
Portland Housing Authority,
Revenue (New Columbia-Cecelia
Project) (LOC; Bank of America)	3.52	6/7/06	5,250,000 [a]	5,250,000
Roaring Fork Municipal Products
LLC, Revenue (Insured; FGIC
and Liquidity Facility; The
Bank of New York)	3.62	6/7/06	7,750,000 [a,b]	7,750,000
Washington County Housing
Authority, MFHR (Cedar Mill
Project) (LOC; M&T Bank)	3.59	6/7/06	3,995,000 [a]	3,995,000
Pennsylvania—12.8%
Beaver County Industrial
Development Authority, EIR
(BASF Corporation Project)
(LOC; BASF AG)	3.72	6/1/06	3,700,000 [a]	3,700,000
Berks County Industrial
Development Authority,
Industrial Revenue (EJB Paving
and Materials) (LOC; Wachovia
Bank)	3.63	6/7/06	945,000 [a]	945,000
Berks County Industrial
Development Authority, Revenue
(Richard J. Caron Foundation
Project) (LOC; Wachovia Bank)	3.53	6/7/06	2,600,000 [a]	2,600,000

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania (continued)
Bethlehem Area School District,
GO Notes (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	3.50	6/7/06	20,000,000 [a]	20,000,000
Dauphin County General Authority,
Revenue (Insured; FSA and
Liquidity Facility: Bank of
Nova Scotia and KBC Bank)	3.29	6/7/06	15,925,000 [a]	15,925,000
Dauphin County General Authority,
Revenue (Education and Health
Loan Program) (Insured; AMBAC
and Liquidity Facility;
JPMorgan Chase Bank)	3.52	6/7/06	4,335,000 [a]	4,335,000
Dauphin County General Authority,
Revenue (School District
Pooled Financing Program II)
(Insured; AMBAC and Liquidity
Facility; Bank of Nova Scotia)	3.50	6/7/06	25,000,000 [a]	25,000,000
Delaware County Authority,
Revenue (White Horse Village
Project) (LOC; Citizens Bank
of Pennsylvania)	3.60	6/1/06	3,200,000 [a]	3,200,000
East Hempfield Township Industrial
Development Authority, IDR
(Mennonite Home Project) (LOC;
M&T Bank)	3.58	6/7/06	12,120,000 [a]	12,120,000
Emmaus General Authority,
Local Government Revenue (LOC;
DEPFA Bank PLC)	3.23	6/7/06	12,000,000 [a]	12,000,000
Emmaus General Authority,
Local Government Revenue (LOC;
Goldman Sachs and Co.)	3.23	6/7/06	19,900,000 [a]	19,900,000
Emmaus General Authority,
Revenue (LOC; DEPFA Bank PLC)	3.23	6/7/06	22,900,000 [a]	22,900,000
Emmaus General Authority,
Revenue (LOC; Goldman Sachs
and Co.)	3.23	6/7/06	13,075,000 [a]	13,075,000
Harrisburg Authority,
Water Revenue, Refunding
(Insured; FGIC and Liquidity
Facility; FGIC)	3.52	6/7/06	14,520,000 [a]	14,520,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania (continued)
Lancaster County Hospital
Authority, Senior Living
Facilities Revenue (QuarryVille
Presbyterian) (LOC; M&T Bank)	3.49	6/7/06	12,200,000 [a]	12,200,000
Langhorne Manor Borough Higher
Education Authority,
Retirement Communities Revenue
(Wesley Enhanced Living
Obligated Group) (Insured;
Radian Bank and Liquidity
Facility; Citizens Bank of
Pennsylvania)	3.56	6/1/06	4,070,000 [a]	4,070,000
Pennsylvania Housing Finance
Agency, SFMR (Liquidity
Facility; DEPFA Bank PLC)	3.22	6/7/06	5,000,000 [a]	5,000,000
Philadelphia Authority for
Industrial Development, Healthcare
Facility Revenue (Greater
Philidelphia Health Action
Project) (LOC; Commerce Bank)	3.50	6/7/06	1,400,000 [a]	1,400,000
West Cornwall Township Municipal
Authority, GO Notes, Refunding
(Bethlehem School District Project)
(Insured; FSA and Liquidity Facility;
Dexia Credit Locale)	3.50	6/7/06	9,800,000 [a]	9,800,000
Rhode Island—.2%
Rhode Island Industrial Facilities
Corporation, IDR (Cooley Inc.
Project) (LOC; Citizens Bank
of Rhode Island)	3.29	6/1/06	2,750,000 [a]	2,750,000
South Carolina—.9%
Kershaw County School District,
GO Notes, BAN	2.98	7/14/06	4,500,000	4,500,000
South Carolina Jobs-Economic
Development Authority, EDR
(Virtual Image Technology)
(LOC; Royal Bank of Canada)	3.52	6/7/06	4,500,000 [a]	4,500,000
South Carolina Public Service
Authority, Revenue (Putters
Program) (Insured; AMBAC and
Liquidity Facility; PB Finance Inc.)	3.54	6/7/06	5,565,000 [a,b]	5,565,000

The Fund 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Tennessee—8.6%
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(Insured; AMBAC and Liquidity
Facility; Regions Bank)	3.48	6/7/06	4,045,000 [a]	4,045,000
Clarksville Public Building
Authority, Pooled Financing
Revenue (Tennessee Municipal
Bond Fund) (LOC; Bank of
America)	3.58	6/1/06	18,000,000 [a]	18,000,000
Johnson City Health and
Educational Facilities Board,
HR (Liquidity Facility;
Merrill Lynch)	3.54	6/7/06	10,000,000 [a,b]	10,000,000
Knoxville,
Wastewater Systems Revenue
(Putters Program) (Insured;
MBIA and Liquidity Facility;
PB Finance Inc.)	3.54	6/7/06	8,100,000 [a,b]	8,100,000
Memphis,
Electric System Revenue
(Putters Program) (Insured;
MBIA and Liquidity Facility;
JPMorgan Chase Bank)	3.51	6/7/06	14,000,000 [a,b]	14,000,000
Metropolitan Government of
Nashville and Davidson County
Industrial Development Board,
Revenue (Nashville Public
Radio Project) (LOC; Fifth
Third Bank)	3.49	6/7/06	4,850,000 [a]	4,850,000
Oak Ridge Industrial Development
Board, Industrial Revenue (Oak
Ridge Universities) (LOC;
Allied Irish Bank)	3.50	6/7/06	4,655,000 [a]	4,655,000
Sevier County Public Building
Authority, Revenue (Local
Government Public Improvement)
(Insured; AMBAC and Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	3.48	6/7/06	10,000,000 [a]	10,000,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Tennessee (continued)
Shelby County,
GO (Public Improvement and
School) (LOC: California State
Teachers Retirement and State
Street Bank and Trust Co.)	3.50	6/7/06	10,000,000 [a]	10,000,000
Tennergy Corporation,
Gas Revenue (Putters Program)
(LOC; BNP Paribas)	3.52	6/7/06	52,725,000 [a,b]	52,725,000
Texas—6.7%
Crawford Education Facilities
Corporation, Education Revenue
(Woodlands Academy Preparatory
School) (LOC; U.S. Bank NA)	3.52	6/7/06	4,240,000 [a]	4,240,000
Harris County Housing Finance
Corporation, MFHR (Wellington
Park Apartments) (Insured; FNMA)	3.53	6/7/06	5,500,000 [a]	5,500,000
Houston,
CP (Liquidity Facility; DEPFA
Bank PLC)	3.68	9/7/06	15,000,000	15,000,000
Houston Industrial Development
Corporation, Industrial
Revenue (Aero Houston Project)
(LOC; Bank One)	3.60	6/7/06	4,850,000 [a]	4,850,000
Red River Education Finance
Corporation, Higher Education
Revenue (Texas Christian
University Project)	3.25	6/7/06	10,000,000 [a]	10,000,000
Revenue Bond Certificate Series
Trust Various States, Housing
Revenue (Greens) (GIC; AIG
Funding Inc.)	3.74	6/7/06	4,310,000 [a,b]	4,310,000
Revenue Bond Certificate Series
Trust Various States, Housing
Revenue (Pebble Brooke) (GIC;
AIG Funding Inc.)	3.74	6/7/06	7,000,000 [a,b]	7,000,000
San Antonio,
Water System Revenue, CP
(Liquidity Facility; Bank of
America)	3.60	9/6/06	20,000,000	20,000,000

The Fund 25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Texas (continued)
Texas,
GO, Refunding (College Student
Loan) (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	3.80	6/7/06	11,000,000 [a]	11,000,000
Texas,
TRAN	4.50	8/31/06	10,000,000	10,035,108
Texas Department of Housing and
Community Affairs, MFHR (Saint
Augustine Estate) (LOC;
JPMorgan Chase Bank)	3.53	6/7/06	7,650,000 [a]	7,650,000
Victory Street Public Facility
Corporation, MFHR (Uvalde
Ranch Apartments) (LOC; Bank
of America)	3.56	6/7/06	6,650,000 [a]	6,650,000
Vermont—.2%
Vermont Student Assistance
Corporation, Student Loan
Revenue (LOC; State Street
Bank and Trust Co.)	3.75	6/7/06	3,500,000 [a]	3,500,000
Virginia—1.8%
Ashland Industrial Development
Authority, IDR (Tru-Wood
Cabinets Project) (LOC;
Regions Bank)	3.57	6/7/06	3,835,000 [a]	3,835,000
Charles City County Economic
Development Authority, SWDR
(Waste Management Inc.
Project) (LOC; JPMorgan Chase
Bank)	3.52	6/7/06	4,500,000 [a]	4,500,000
Morgan Keegan Municipal Products
Inc., Revenue (Liquidity
Facility; BNP Paribas)	3.57	6/7/06	20,000,000 [a,b]	20,000,000
Washington—3.3%
Chelan County Public Utility
District Number 001,
Consolidated Revenue (Merlots
Program) (Insured; MBIA and
Liquidity Facility; Wachovia
Bank)	3.56	6/7/06	6,985,000 [a,b]	6,985,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Washington (continued)
Port of Seattle,
Revenue (Merlots Program)
(Insured; FGIC and Liquidity
Facility; Wachovia Bank)	3.54	6/7/06	5,455,000 [a,b]	5,455,000
Seattle Housing Authority,
Revenue (High Point Project
Phase I) (LOC; Bank of America)	3.54	6/7/06	4,300,000 [a]	4,300,000
Washington,
GO Notes (Merlots Program)
(Insured: FGIC and MBIA and
Liquidity Facility; Wachovia Bank)	3.51	6/7/06	8,995,000 [a,b]	8,995,000
Washington Economic Development
Finance Authority, SWDR (Cedar
Grove Composing Project) (LOC;
Wells Fargo Bank)	3.29	6/7/06	5,790,000 [a]	5,790,000
Washington Housing Finance
Commission, MFHR (Avalon Ridge
Apartments Project)
(Collateralized; FNMA)	3.30	6/7/06	10,000,000 [a]	10,000,000
Washington Housing Finance
Commission, MFHR (Cambridge
Apartments Project) (LOC; U.S.
Bank NA)	3.56	6/7/06	10,120,000 [a]	10,120,000
West Virginia—.2%
Pendleton County,
IDR (Greer Steel Project)
(LOC; PNC Bank)	3.55	6/7/06	400,000 [a]	400,000
Ritchie County,
IDR (Simonton Building
Products Inc.) (LOC; PNC Bank)	3.59	6/7/06	2,800,000 [a]	2,800,000
Wisconsin—1.9%
Nekoosa School District,
GO, BAN	3.67	10/1/06	7,500,000	7,505,693
Park Falls,
IDR (Weather Shield Project)
(LOC; Bank One)	3.60	6/7/06	5,300,000 [a]	5,300,000
West Allis,
Revenue (State Fair Park
Exposition) (LOC; U.S. Bank NA)	3.50	6/7/06	6,200,000 [a]	6,200,000

The Fund 27

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Wisconsin (continued)
Wisconsin Health and Educational
Facilities Authority, Revenue
(Marshfield Clinic) (LOC;
Marshall and IIsley Bank)	3.50	6/7/06	11,500,000 [a]	11,500,000
Wyoming—2.9%
Campbell County,
IDR (Two Elk Power Generation
Station Project) (GIC; Royal
Bank of Canada)	3.50	11/30/06	27,300,000	27,300,000
Campbell County,
IDR (Two Elk Power Generation
Station Project) (LOC;
Citibank NA)	3.50	11/30/06	18,000,000	18,000,000

Total Investments (cost $1,569,930,244)			99.3%	1,569,930,244
Cash and Receivables (Net)			.7%	10,402,772
Net Assets			100.0%	1,580,333,016

[a] Securities payable on demand.Variable interest rate—subject to periodic change.
[b] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, these securities amounted to $381,511,862 or 24.1% of net assets.

28

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors
Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	RAC	Revenue Anticipation
Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage
Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue
Anticipation Notes
XLCA	XL Capital Assurance

The Fund 29

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s or	Standard & Poor’s	Value (%)†

F1+,F1	VMIG1,MIG1,P1	SP1+,SP1,A1+,A1	90.2
AAA,AA,Ac	Aaa,Aa,Ac	AAA,AA,Ac	4.8
Not Rated [d]	Not Rated [d]	Not Rated [d]	5.0
			100.0

†	Based on total investments.
[c]	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
[d]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to
	be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

30

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2006 (Unaudited)

		Cost	Value

Assets ($):
Investments in securities—See Statement of Investments		1,569,930,244	1,569,930,244
Cash			1,422,595
Interest receivable			10,209,332
Prepaid expenses			109,284
			1,581,671,455

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)			1,263,049
Payable for shares of Common Stock redeemed			41,483
Accrued expenses			33,907
			1,338,439

Net Assets ($)			1,580,333,016

Composition of Net Assets ($):
Paid-in capital			1,580,256,678
Accumulated net realized gain (loss) on investments			76,338

Net Assets ($)			1,580,333,016

Net Asset Value Per Share
	Class A	Class B	E*TRADE Class

Net Assets ($)	134,958,391	610,765,637	834,608,988
Shares Outstanding	135,231,925	610,733,760	834,575,061

Net Asset Value Per Share ($)	1.00	1.00	1.00

See notes to financial statements.

The Fund 31

STATEMENT OF OPERATIONS Six Months Ended May 31, 2006 (Unaudited)
Investment Income ($):
Interest Income	27,124,249
Expenses:
Management fee—Note 2(a)	4,162,139
Shareholder servicing costs—Note 2(c)	2,316,927
Distribution and prospectus fees—Note 2(b)	1,556,928
Registration fees	69,671
Custodian fees	44,548
Professional fees	32,410
Shareholders’ reports	32,141
Directors’ fees and expenses—Note 2(d)	17,784
Miscellaneous	24,334
Total Expenses	8,256,882
Less—reduction in shareholder servicing costs
due to undertaking—Note 2(c)	(249,325)
Less-reduction in custody fees due to
earnings credits—Note 1(b)	(34,530)
Net Expenses	7,973,027
Investment Income—Net	19,151,222

Net Realized Gain (Loss) on Investments—Note 1(b) ($)	54,622
Net Increase in Net Assets Resulting from Operations	19,205,844

See notes to financial statements.
32

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2006	Year Ended
	(Unaudited)	November 30, 2005[a]

Operations ($):
Investment income—net	19,151,222	20,170,631
Net realized gain (loss) on investments	54,622	18,408
Net Increase (Decrease) in Net Assets
Resulting from Operations	19,205,844	20,189,039

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(2,043,017)	(2,879,067)
Class B shares	(7,458,661)	(8,925,587)
Class X shares	—	(942)
E*TRADE Class	(9,649,544)	(8,365,035)
Total Dividends	(19,151,222)	(20,170,631)

Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A shares	476,755,107	858,826,952
Class B shares	1,189,212,962	2,231,706,232
E*TRADE Class	232,011,096	1,102,729,928
Dividends reinvested:
Class A shares	1,985,042	2,762,600
Class B shares	7,435,059	8,889,022
Class X shares	—	822
E*TRADE Class	9,649,544	8,365,007
Cost of shares redeemed:
Class A shares	(479,999,053)	(934,558,982)
Class B shares	(1,253,659,523)	(2,116,924,903)
Class X shares	—	(210,570)
E*TRADE Class	(208,246,260)	(309,934,254)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(24,856,026)	851,651,854
Total Increase (Decrease) in Net Assets	(24,801,404)	851,670,262

Net Assets ($):
Beginning of Period	1,605,134,420	753,464,158
End of Period	1,580,333,016	1,605,134,420
Undistributed investment income—net	—	3,302

[a] Class X shares were terminated on May 13, 2005.
See notes to financial statements.

The Fund 33

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	May 31, 2006		Year Ended November 30,

Class A Shares	(Unaudited)	2005	2004	2003	2002	2001

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.013	.017	.006	.006	.010	.026
Distributions:
Dividends from investment
income—net	(.013)	(.017)	(.006)	(.006)	(.010)	(.026)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	2.69[a]	1.76	.64	.58	1.02	2.59

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.59[a]	.61	.60	.58	.57	.57
Ratio of net expenses
to average net assets	.58[a]	.61	.60	.58	.57	.57
Ratio of net investment income
to average net assets	2.67[a]	1.70	.63	.59	1.02	2.50

Net Assets, end of period
($ X 1,000)	134,958	136,209	209,176	239,203	309,159	285,966

34
[a] Annualized. See notes to financial statements.

	Six Months Ended
	May 31, 2006		Year Ended November 30,

Class B Shares	(Unaudited)	2005	2004	2003	2002	2001

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.011	.014	.002	.002	.006	.021
Distributions:
Dividends from investment
income—net	(.011)	(.014)	(.002)	(.002)	(.006)	(.021)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	2.29[a]	1.38	.25	.20	.59	2.16

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.03[a]	1.05	1.05	1.04	1.04	1.04
Ratio of net expenses
to average net assets	1.00[a]	.99	.99	.96	1.00	.98
Ratio of net investment income
to average net assets	2.26[a]	1.39	.24	.20	.59	2.12

Net Assets, end of period
($ X 1,000)	610,766	667,757	544,079	584,839	561,088	447,614

[a] Annualized. See notes to financial statements.

The Fund 35

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	May 31, 2006	Year Ended
E*Trade Class Shares	(Unaudited)	November 30, 2005[a]

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00
Investment Operations:
Investment income—net	.011	.011
Distributions:
Dividends from investment income—net	(.011)	(.011)
Net asset value, end of period	1.00	1.00

Total Return (%) [b]	2.29	1.60

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets [b]	1.03	1.06
Ratio of net expenses to average net assets [b]	1.00	1.00
Ratio of net investment income
to average net assets [b]	2.27	1.60

Net Assets, end of period ($ X 1,000)	834,609	801,168

[a] From March 22, 2005 (commencement of initial offering) to November 30, 2005. [b] Annualized. See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

General Municipal Money Market Fund (the “fund”) is a separate diversified series of General Municipal Money Market Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company, currently offering one series, which is the fund.The fund’s investment objective is to maximize current income exempt from federal income tax, to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue 20.5 billion shares of $.001 par value Common Stock.The fund is currently authorized to issue three classes of shares: Class A (15 billion shares authorized), Class B (1.5 billion shares authorized) and E*TRADEClass shares (4 billion shares authorized). Class A shares, Class B shares and E*TRADE Class shares are identical except for the services offered to and the expenses borne by each class and certain voting rights. Class B and E*TRADE Class shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A, Class B and E*TRADE Class shares are subject to a Shareholder Services Plan. In addition, Class B and E*TRADE Class shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer, financial institution or other industry professional) at an annual rate of .05% of the value of the average daily net assets of Class B and E*TRADE Class shares, respectively. During the period ended May 31, 2006, sub-accounting service fees amounted to $165,117 for Class B and $212,778 for E*TRADE Class shares and are included in shareholder servicing costs. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments`are allocated to each class of shares based on its relative net assets.

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

38

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2005, were all tax exempt income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1 1 / 2 % of the average value of the fund’s net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear, such

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

excess expense. During the period ended May 31, 2006, there was no expense reimbursement pursuant to the Agreement.

(b) Under the Distribution Plan with respect to Class B and E*TRADE Class shares (“Distribution Plan”), adopted pursuant to Rule 12b-1 under the Act, Class B and E*TRADE Class shares bear directly the cost of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund the greater of $100,000 or .005% of the average daily net assets of Class B and E*TRADE Class shares. In addition, Class B and E*TRADE Class shares reimburse the Distributor for payments made to third parties for distributing their shares at an annual rate not to exceed .20% of the value of the average daily net assets of Class B and E*TRADE Class shares. During the period ended May 31, 2006, Class B and E*TRADE Class shares were charged $680,270 and $876,658, respectively, pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan with respect to Class A (“Class A Shareholder Services Plan”), Class A shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of the average daily net assets of Class A for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2006, Class A shares were charged $30,272 pursuant to the Class A Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class B and E*TRADE Class (“Shareholder Services Plan”) Class B and E*TRADE Class shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of Class B and E*TRADE Class shares for servicing shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as

40

answering shareholder inquiries regarding Class B and E*TRADE Class shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents in respect of their services.The Distributor determines the amounts to be paid to Service Agents.

The Manager had undertaken from December 1, 2005 through May 31, 2006 for Class B and for E*TRADE Class shares, to reduce the expenses of Class B and E*TRADE Class shares of the fund, if the aggregate expenses of Class B and E*TRADE Class shares of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed an annual rate of 1% of the value of the average daily net assets of each such class. Such expense limitations are voluntary, temporary and may be terminated at anytime. During the period ended May 31, 2006, Class B and E*TRADE Class shares were charged $825,587 and $1,063,889, respectively, of which $108,666 and $140,659, respectively, were reimbursed by the Manager.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2006, the fund was charged $12,787 pursuant to the transfer agency agreement.

During the period ended May 31, 2006, the fund was charged $1,926 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $672,451, Rule 12b-1 distribution plan fees $246,596, shareholder services plan fees $369,893, chief compliance officer fees $1,605 and transfer agency per account fees $3,229, which are offset against an expense reimbursement currently in effect in the amount of $30,725.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 41

For More	Information

General Municipal	Transfer Agent &
Money Market Fund	Dividend Disbursing Agent
200 Park Avenue
Dreyfus Transfer, Inc.
New York, NY 10166
200 Park Avenue
Manager	New York, NY 10166
The Dreyfus Corporation	Distributor
200 Park Avenue
Dreyfus Service Corporation
New York, NY 10166
200 Park Avenue
Custodian	New York, NY 10166
The Bank of New York
One Wall Street
New York, New York 10286

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2005, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2006 Dreyfus Service Corporation

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.
(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GENERAL MUNICIPAL MONEY MARKET FUNDS, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	July 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	July 31, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	July 31, 2006

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)